Employee Benefits (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Employee Benefits [Abstract]
Net defined benefit liability (asset) at beginning of period	€ 138.4
Current service cost	0.9
Net interest expense	2.2
Benefits paid	(3.5)
Actuarial gain on pension scheme valuations	(3.2)
Foreign exchange differences on translation	(1.0)
Net defined benefit liability (asset) at end of period	€ 140.2
Germany
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	4.10%
Sweden
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	3.50%	3.70%